Provisions	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions
Note 22 - Provisions
Changes in the Group's current and non-current provisions were as follows:

	Warranties	Employee benefits	Litigation	Other[1]	Total
Balance as of January 1, 2025	128,591	902	27,135	10,898	167,526
Additions	108,340	9,879	3,927	61,917	184,063
Utilization	(72,649)	(7,255)	(1,480)	(17,906)	(99,290)
Reversals	(19,310)	1,905	(583)	(135)	(18,123)
Unwinding of discount and effect in changes due to discount rate	450	—	—	—	450
Effect of foreign currency exchange differences	16,671	985	—	2,045	19,701
Balance as of December 31, 2025	162,093	6,416	28,999	56,819	254,327
of which current	49,805	6,416	28,999	35,571	120,791
of which non-current	112,288	—	—	21,248	133,536

Balance as of January 1, 2024	144,693	3,222	35,676	8,762	192,353
Additions	71,821	259	—	13,562	85,642
Utilization	(41,579)	(1,154)	(5,082)	(11,012)	(58,827)
Reversals	(40,186)	(215)	(3,459)	(180)	(44,040)
Unwinding of discount and effect in changes due to discount rate	3,075	—	—	—	3,075
Effect of foreign currency exchange differences	(9,233)	(1,210)	—	(234)	(10,677)
Balance as of December 31, 2024	128,591	902	27,135	10,898	167,526
of which current	36,640	902	27,135	8,092	72,769
of which non-current	91,951	—	—	2,806	94,757
1 - As of December 31, 2025, the total amount of $56,819 includes an amount of $6,726 related to restructuring provision and $16,581 related to end-of-life battery recycling responsibilities.